Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya PARTNERS INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
VY(R) Pioneer High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® Pioneer High Yield Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and may be considered speculative. The Portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase. For purposes of satisfying the 80% requirement, the Portfolio also may invest in derivative instruments that have economic characteristics similar to such high-yield debt securities and preferred stocks.

The Portfolio’s investments (which may include bank loans) may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed-rate, adjustable rate, floating rate, zero-coupon, contingent, deferred, payment in kind, and auction rate features. The Portfolio's investments may include investments that allow for balloon payments or negative amortization payments. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities of the issuer. The Portfolio may also invest in event-linked bonds, and credit default swaps.

The Portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets.

The Portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer. The Portfolio also may invest in mortgage-related securities, including “sub-prime” mortgages and asset-backed securities, mortgage derivatives and structured securities. Consistent with its investment objective, the Portfolio invests in equity securities of U.S. and non-U.S. issuers when the sub-adviser (“Sub-Adviser”) believes they offer the potential for capital appreciation or to diversify the Portfolio's investment portfolio. Equity securities may include common stocks, depositary receipts, warrants, rights, and other equity interests.The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), and in real estate-related securities, including real estate investment trusts.

The Portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The Portfolio may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Portfolio's return as a non-hedging strategy that may be considered speculative; and to manage the portfolio characteristics.

The Sub-Adviser uses a value investing approach in managing the Portfolio, seeking securities selling at reasonable prices or substantial discounts to their underlying values. The Portfolio then holds these securities for their incremental yields or until market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In determining whether an investment is appropriate for the Portfolio, the Sub-Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations and a security's potential to provide income. From time to time, the Portfolio may invest more than 25% of its assets in the same market segment.

In assessing the appropriate maturity, rating and sector weighting of the Portfolio's investment portfolio, the Sub-Adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation; Federal Reserve monetary policy; and the relative value of the U.S. dollar compared to other currencies. The Sub-Adviser adjusts sector weightings to reflect its outlook on the market for high-yield securities, rather than using a fixed sector allocation. The Sub-Adviser makes these adjustments periodically as part of its ongoing review of the Portfolio's investment portfolio.

Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks. In addition, credit default swaps expose the Portfolio to the risk of improper valuation.

Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Portfolio will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Portfolio through another financial institution, or the Portfolio relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Portfolio may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Portfolio’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.

Focused Investing: To the extent that the Portfolio invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. The Portfolio is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For funds that invest in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.

Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.

Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.

Zero-Coupon Bonds and Pay-in-Kind Securities: Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price due to market interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency resulting in a loss.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Other class shares’ performance would be higher or lower than Class S shares' performance because of the higher or lower expenses paid by Class S shares. Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

		Because Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2016, no performance information for Class S2 shares is provided below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class S2 shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2016
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 28.73% and Worst quarter: 4th 2008, -20.87%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY(R) Pioneer High Yield Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.72%
1 Yr	rr_ExpenseExampleYear01	$ 74
3 Yrs	rr_ExpenseExampleYear03	245
5 Yrs	rr_ExpenseExampleYear05	432
10 Yrs	rr_ExpenseExampleYear10	971
1 Yr	rr_ExpenseExampleNoRedemptionYear01	74
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	245
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	432
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 971
1 Yr	rr_AverageAnnualReturnYear01	14.29%
5 Yrs	rr_AverageAnnualReturnYear05	7.38%
10 Yrs	rr_AverageAnnualReturnYear10	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2006
VY(R) Pioneer High Yield Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%
1 Yr	rr_ExpenseExampleYear01	$ 99
3 Yrs	rr_ExpenseExampleYear03	324
5 Yrs	rr_ExpenseExampleYear05	567
10 Yrs	rr_ExpenseExampleYear10	1,265
1 Yr	rr_ExpenseExampleNoRedemptionYear01	99
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	324
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	567
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,265
2007	rr_AnnualReturn2007	5.89%
2008	rr_AnnualReturn2008	(29.45%)
2009	rr_AnnualReturn2009	66.30%
2010	rr_AnnualReturn2010	18.73%
2011	rr_AnnualReturn2011	(0.97%)
2012	rr_AnnualReturn2012	15.84%
2013	rr_AnnualReturn2013	12.07%
2014	rr_AnnualReturn2014	0.10%
2015	rr_AnnualReturn2015	(4.79%)
2016	rr_AnnualReturn2016	13.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
1 Yr	rr_AverageAnnualReturnYear01	13.91%
5 Yrs	rr_AverageAnnualReturnYear05	7.10%
10 Yrs	rr_AverageAnnualReturnYear10	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 20, 2006
VY(R) Pioneer High Yield Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%	[3]
1 Yr	rr_ExpenseExampleYear01	$ 117
3 Yrs	rr_ExpenseExampleYear03	374
5 Yrs	rr_ExpenseExampleYear05	650
10 Yrs	rr_ExpenseExampleYear10	1,440
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	374
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	650
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,440
VY(R) Pioneer High Yield Portfolio | BoA/ML HYM II Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	17.49%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	7.35%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.34%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
VY(R) Pioneer High Yield Portfolio | BoA/ML HYM II Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	17.49%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	7.35%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	7.34%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
VY(R) Pioneer High Yield Portfolio | BoA/ML ACSQ Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	17.33%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	10.03%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	6.40%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
VY(R) Pioneer High Yield Portfolio | BoA/ML ACSQ Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	17.33%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	10.03%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	6.40%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]

[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.71%, 0.96%, and 1.15% for Class I, Class S, and Class S2 shares through May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
[3]	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.